REVENUE RECOGNITION AND CONTRACTS WITH CUSTOMERS - Schedule of Disaggregated Revenue (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Net sales	$ 9,758	$ 9,437	$ 9,322	$ 8,925	$ 9,169	$ 8,819	$ 8,572	$ 8,157	$ 37,442	$ 34,717	$ 33,009
Corporate and All Other
Disaggregation of Revenue [Line Items]
Net sales									30	24	12
Aerospace Technologies | Operating Segments
Disaggregation of Revenue [Line Items]
Net sales									17,510	15,458	13,624
Aerospace Technologies | Operating Segments | Commercial Aviation Original Equipment
Disaggregation of Revenue [Line Items]
Net sales									2,513	2,223	2,397
Aerospace Technologies | Operating Segments | Commercial Aviation Aftermarket
Disaggregation of Revenue [Line Items]
Net sales									7,777	7,144	6,241
Aerospace Technologies | Operating Segments | Defense and Space
Disaggregation of Revenue [Line Items]
Net sales									7,220	6,091	4,986
Industrial Automation | Operating Segments
Disaggregation of Revenue [Line Items]
Net sales									6,098	6,776	7,659
Industrial Automation | Operating Segments | Products
Disaggregation of Revenue [Line Items]
Net sales									4,284	5,026	5,387
Industrial Automation | Operating Segments | Solutions
Disaggregation of Revenue [Line Items]
Net sales									1,814	1,750	2,272
Building Automation | Operating Segments
Disaggregation of Revenue [Line Items]
Net sales									7,367	6,540	6,031
Building Automation | Operating Segments | Products
Disaggregation of Revenue [Line Items]
Net sales									3,941	3,475	3,358
Building Automation | Operating Segments | Solutions
Disaggregation of Revenue [Line Items]
Net sales									3,426	3,065	2,673
Process Automation and Technology | Operating Segments
Disaggregation of Revenue [Line Items]
Net sales									6,437	5,919	5,683
Process Automation and Technology | Operating Segments | Projects
Disaggregation of Revenue [Line Items]
Net sales									2,717	2,270	2,257
Process Automation and Technology | Operating Segments | Aftermarket
Disaggregation of Revenue [Line Items]
Net sales									$ 3,720	$ 3,649	$ 3,426